Guarantor and Non-Guarantor Supplemental Financial Information - Supplemental Condensed Consolidating Balance Sheet (Detail) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Assets
Current assets	$ 236,307	$ 47,566	$ 85,371
Property and equipment, net	54,062	55,274	62,790	$ 35,818
Subscriber acquisition costs, net	945,851	790,644	548,073
Deferred financing costs, net	5,434	6,456	4,071
Intangible assets, net	503,146	558,395	703,226
Goodwill	836,129	834,416	841,522	836,318
Long-term investments and other assets	10,629	10,893	10,533
Total assets	2,591,558	2,303,644	2,255,586	2,303,644
LIABILITIES AND STOCKHOLDERS' (DEFICIT) EQUITY
Current liabilities	265,954	168,518	136,940
Notes payable and revolving credit facility, net of current portion	2,381,320	2,138,112	1,835,068
Capital lease obligations, net of current portion	8,534	11,171	10,655
Deferred revenue, net of current portion	52,231	44,782	32,504
Other long-term obligations	11,849	10,530	6,906
Deferred income tax liability	8,046	7,524	9,027
Total (deficit) equity	(136,376)	(76,993)	224,486	$ 490,243	$ 679,279
Total liabilities and stockholders' (deficit) equity	2,591,558	2,303,644	2,255,586
Eliminations
Assets
Current assets	(66,855)	(53,066)	(40,686)
Investment in subsidiaries	(2,141,534)	(2,070,404)	(2,282,343)
Intercompany receivable	(15,777)	(22,398)	(34,000)
Long-term investments and other assets	(106)	(106)	(184)
Total assets	(2,224,272)	(2,145,974)	(2,357,213)
LIABILITIES AND STOCKHOLDERS' (DEFICIT) EQUITY
Current liabilities	(66,855)	(53,066)	(40,686)
Intercompany payable	(15,777)	(22,398)	(34,000)
Accumulated losses of investee	(136,376)	(76,993)
Deferred income tax liability	(106)	(106)	(184)
Total (deficit) equity	(2,005,158)	(1,993,411)	(2,282,343)
Total liabilities and stockholders' (deficit) equity	(2,224,272)	(2,145,974)	(2,357,213)
Parent | Reportable Legal Entities
Assets
Investment in subsidiaries		0	224,486
Total assets		0	224,486
LIABILITIES AND STOCKHOLDERS' (DEFICIT) EQUITY
Accumulated losses of investee	136,376	76,993
Total (deficit) equity	(136,376)	(76,993)	224,486
Total liabilities and stockholders' (deficit) equity		0	224,486
APX Group, Inc. | Reportable Legal Entities
Assets
Current assets	115,259	2,537	9,435
Deferred financing costs, net	5,434	6,456	4,071
Investment in subsidiaries	2,141,534	2,070,404	2,057,857
Long-term investments and other assets	106	106	184
Total assets	2,262,333	2,079,503	2,071,547
LIABILITIES AND STOCKHOLDERS' (DEFICIT) EQUITY
Current liabilities	17,389	18,384	11,993
Notes payable and revolving credit facility, net of current portion	2,381,320	2,138,112	1,835,068
Total (deficit) equity	(136,376)	(76,993)	224,486
Total liabilities and stockholders' (deficit) equity	2,262,333	2,079,503	2,071,547
Guarantor Subsidiaries | Reportable Legal Entities
Assets
Current assets	180,815	91,555	109,996
Property and equipment, net	53,888	55,012	62,271
Subscriber acquisition costs, net	865,629	728,547	500,916
Intercompany receivable	15,777	22,398	34,000
Intangible assets, net	465,578	519,301	645,558
Goodwill	809,678	809,678	811,947
Long-term investments and other assets	10,615	10,880	10,502
Total assets	2,401,980	2,237,371	2,175,190
LIABILITIES AND STOCKHOLDERS' (DEFICIT) EQUITY
Current liabilities	237,270	143,896	119,285
Capital lease obligations, net of current portion	8,533	11,169	10,646
Deferred revenue, net of current portion	47,511	40,960	29,438
Other long-term obligations	11,849	10,530	6,497
Deferred income tax liability	106	106	107
Total (deficit) equity	2,096,711	2,030,710	2,009,217
Total liabilities and stockholders' (deficit) equity	2,401,980	2,237,371	2,175,190
Non-Guarantor Subsidiaries | Reportable Legal Entities
Assets
Current assets	7,088	6,540	6,626
Property and equipment, net	174	262	519
Subscriber acquisition costs, net	80,222	62,097	47,157
Intangible assets, net	37,568	39,094	57,668
Goodwill	26,451	24,738	29,575
Long-term investments and other assets	14	13	31
Total assets	151,517	132,744	141,576
LIABILITIES AND STOCKHOLDERS' (DEFICIT) EQUITY
Current liabilities	78,150	59,304	46,348
Intercompany payable	15,777	22,398	34,000
Capital lease obligations, net of current portion	1	2	9
Deferred revenue, net of current portion	4,720	3,822	3,066
Other long-term obligations			409
Deferred income tax liability	8,046	7,524	9,104
Total (deficit) equity	44,823	39,694	48,640
Total liabilities and stockholders' (deficit) equity	$ 151,517	$ 132,744	$ 141,576